Consolidated Statements of Operations - USD ($)	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Costs and expenses:
General and administrative	$ 1,569,501		$ 4,239			$ 3,751,650		$ 15,873	$ 832,564
Net loss	(1,391,964)	$ (2,171,947)	(4,239)		$ (11,634)	(3,563,911)		$ (15,873)	$ (829,563)
Wag Labs, Inc.
Revenue	12,784,000		3,567,000			22,450,000	$ 6,156,000			$ 20,082,000	$ 11,970,000
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	1,200,000		675,000			2,006,000	1,073,000			2,777,000	2,756,000
Platform operations and support	2,817,000		2,690,000			5,394,000	5,260,000			10,265,000	13,282,000
Sales and marketing	7,284,000		1,235,000			13,366,000	1,840,000			10,221,000	3,140,000
General and administrative	2,398,000		1,333,000			4,765,000	2,996,000			6,956,000	11,550,000
Depreciation and amortization	145,000		55,000			297,000	110,000			388,000	213,000
Total costs and expenses	13,844,000		5,988,000			25,828,000	11,279,000			30,607,000	30,941,000
Gain on forgiveness of PPP loan										3,482,000
Interest (expense) income, net										(61,000)	145,000
Loss before income taxes	(1,077,000)		(2,430,000)			(3,427,000)	(5,137,000)			(7,104,000)	(18,826,000)
Income tax benefit (expense)	(13,000)		(4,000)			(13,000)	(4,000)			793,000	(13,000)
Net loss	$ (1,090,000)	$ (2,350,000)	$ (2,434,000)	$ (2,708,000)		$ (3,440,000)	$ (5,141,000)			$ (6,311,000)	$ (18,839,000)
Net loss per share, Basic	$ (0.17)		$ (0.43)			$ (0.55)	$ (0.91)			$ (1.07)	$ (3.35)
Weighted-average shares, Basic	6,305,282		5,638,678			6,301,362	5,636,666			5,908,062	5,623,515
Net loss per share, Diluted	$ (0.17)		$ (0.43)			$ (0.55)	$ (0.91)			$ (1.07)	$ (3.35)
Weighted-average shares, Diluted	6,305,282		5,638,678			6,301,362	5,636,666			5,908,062	5,623,515